INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

10 Investments

Accounting policy

Investments, other than those related to associates, are initially recorded at fair value plus any directly attributable transaction costs on the trade date. The Group has investments in unquoted entities and an entity that holds mainly unquoted equity securities, which by their nature have no fixed maturity date or coupon rate. These investments are classed as fair value through profit or loss. The fair value of these investments is based on the underlying fair value of the equity securities: marketable securities are valued by reference to closing prices in the market; non-marketable securities are estimated considering factors including the purchase price; prices of recent significant private placements of securities of the same issuer; and estimates of liquidation value. Changes in fair value based on externally observable valuation events are recognised in profit or loss.

		2021	2020
	Notes	$ million	$ million
At 1 January		9	7
Additions		2	2
Fair value remeasurement		(1)	–
At 31 December		10	9